Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		$ 41,060		$ 1,213	[1]
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(1)		(5)
Disposal of subsidiaries, associates and intangible assets		14		100
Purchase of property, equipment and software		(725)		(690)
Disposal of property, equipment and software		4		8
Purchase of financial assets measured at fair value through other comprehensive income		(4,132)		(1,757)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		1,944		1,160
Net (purchase) / redemption of debt securities measured at amortized cost		(4,817)		653
Net cash flow from / (used in) investing activities		(7,713)		(531)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		14,912		(14,248)
Distributions paid on UBS shares		(2,550)		(3,250)
Repayment of lease liabilities	[1]	(262)
Issuance of long-term debt, including debt issued designated at fair value		43,417		28,491
Repayment of long-term debt, including debt issued designated at fair value		(44,887)		(25,931)
Funding from UBS Group AG and its subsidiaries	[2],[3]	1,334		2,980
Net changes in non-controlling interests		(4)		(6)
Net activity related to group internal capital transactions and dividends		0		0
Net cash flow from / (used in) financing activities		11,960		(11,964)
Total cash flow
Cash and cash equivalents at the beginning of the period		119,804		125,853
Net cash flow from / (used in) operating, investing and financing activities		45,308		(11,283)
Effects of exchange rate differences on cash and cash equivalents		1,567		613
Cash and cash equivalents at the end of the period	[5]	166,679	[4]	115,183	[6]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[7]	149,430		101,341
of which: loans and advances to banks		14,339		11,874
of which: money market paper		2,911		1,968
Restricted cash and cash equivalents		5,393		3,161
UBS AG (standalone) | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[8]	7,484		11,822	[1]
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[8]	0		(5)
Disposal of subsidiaries, associates and intangible assets	[8]	14		100
Purchase of property, equipment and software	[8]	(277)		(319)
Disposal of property, equipment and software	[8]	1		8
Purchase of financial assets measured at fair value through other comprehensive income	[8]	(77)		3
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[8]	27		0
Net (purchase) / redemption of debt securities measured at amortized cost	[8]	(3,126)		1
Net cash flow from / (used in) investing activities	[8]	(3,437)		(212)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[8]	14,916		(14,244)
Distributions paid on UBS shares	[8]	(2,550)		(3,250)
Repayment of lease liabilities	[8]	(133)
Issuance of long-term debt, including debt issued designated at fair value	[8]	43,013		27,968
Repayment of long-term debt, including debt issued designated at fair value	[8]	(44,520)		(25,552)
Funding from UBS Group AG and its subsidiaries	[3],[8]	1,334		2,980
Net changes in non-controlling interests	[8]	0		0
Net activity related to group internal capital transactions and dividends	[8]	1,513		2,437
Net cash flow from / (used in) financing activities	[8]	13,573		(9,663)
Total cash flow
Cash and cash equivalents at the beginning of the period		39,598		42,895
Net cash flow from / (used in) operating, investing and financing activities	[8]	17,620		1,947
Effects of exchange rate differences on cash and cash equivalents	[8]	48		531
Cash and cash equivalents at the end of the period	[8]	57,266	[4]	45,373	[6]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[8]	51,139		40,235
of which: loans and advances to banks	[8]	4,492		3,892
of which: money market paper	[8]	1,635		1,246
UBS Switzerland AG | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[8]	16,765		(2,064)	[1]
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[8]	(1)		0
Disposal of subsidiaries, associates and intangible assets	[8]	0		0
Purchase of property, equipment and software	[8]	(139)		(91)
Disposal of property, equipment and software	[8]	0		0
Purchase of financial assets measured at fair value through other comprehensive income	[8]	0		0
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[8]	0		0
Net (purchase) / redemption of debt securities measured at amortized cost	[8]	(373)		596
Net cash flow from / (used in) investing activities	[8]	(513)		505
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[8]	(3)		(3)
Distributions paid on UBS shares	[8]	0		0
Repayment of lease liabilities	[8]	0
Issuance of long-term debt, including debt issued designated at fair value	[8]	336		467
Repayment of long-term debt, including debt issued designated at fair value	[8]	(306)		(378)
Funding from UBS Group AG and its subsidiaries	[3],[8]	0		0
Net changes in non-controlling interests	[8]	0		0
Net activity related to group internal capital transactions and dividends	[8]	(749)		(2,055)
Net cash flow from / (used in) financing activities	[8]	(723)		(1,969)
Total cash flow
Cash and cash equivalents at the beginning of the period		62,551		54,757
Net cash flow from / (used in) operating, investing and financing activities	[8]	15,529		(3,528)
Effects of exchange rate differences on cash and cash equivalents	[8]	1,549		218
Cash and cash equivalents at the end of the period	[8]	79,629	[4]	51,448	[6]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[8]	77,212		49,707
of which: loans and advances to banks	[8]	1,979		1,589
of which: money market paper	[8]	437		152
Other subsidiaries | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[8]	16,811		(8,546)	[1]
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[8]	0		0
Disposal of subsidiaries, associates and intangible assets	[8]	0		0
Purchase of property, equipment and software	[8]	(309)		(280)
Disposal of property, equipment and software	[8]	3		0
Purchase of financial assets measured at fair value through other comprehensive income	[8]	(4,055)		(1,760)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[8]	1,917		1,160
Net (purchase) / redemption of debt securities measured at amortized cost	[8]	(1,318)		55
Net cash flow from / (used in) investing activities	[8]	(3,762)		(823)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[8]	(1)		(1)
Distributions paid on UBS shares	[8]	0		0
Repayment of lease liabilities	[8]	(129)
Issuance of long-term debt, including debt issued designated at fair value	[8]	68		57
Repayment of long-term debt, including debt issued designated at fair value	[8]	(62)		(1)
Funding from UBS Group AG and its subsidiaries	[3],[8]	0		0
Net changes in non-controlling interests	[8]	(4)		(6)
Net activity related to group internal capital transactions and dividends	[8]	(763)		(382)
Net cash flow from / (used in) financing activities	[8]	(890)		(333)
Total cash flow
Cash and cash equivalents at the beginning of the period		17,655		28,201
Net cash flow from / (used in) operating, investing and financing activities	[8]	12,160		(9,702)
Effects of exchange rate differences on cash and cash equivalents	[8]	(30)		(137)
Cash and cash equivalents at the end of the period	[8]	29,784	[4]	18,362	[6]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[8]	21,078		11,399
of which: loans and advances to banks	[8]	7,867		6,394
of which: money market paper	[8]	$ 839		$ 570

[1]
In 2019, cash payments for the principal portion of the lease liability were classified within operating activities under Financial assets at fair value not held for trading, other financial assets and liabilities

[2]
Includes funding from UBS Group AG and its subsidiaries measured at amortized cost (recognized in Funding from UBS Group AG and its subsidiaries in the balance sheet) and measured at fair value (recognized in Other financial liabilities designated at fair value in the balance sheet).

[3]	Represents funding from UBS Group AG to UBS AG.
[4]	Comprises balances with an original maturity of three months or less. USD 5,393 million of cash and cash equivalents were restricted.
[5]
USD 5,393 million and USD 3,161 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2020 and 30 June 2019, respectively. Refer to “Note 26 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

[6]	Comprises balances with an original maturity of three months or less. USD 3,161 million of cash and cash equivalents were restricted.
[7]	Includes only balances with an original maturity of three months or less.
[8]	Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends